Exhibit 99.01

Schedule 5. CA Data Summary Report

Data Field	Discrepancy Count	Total	Percentage
Loan ID	0	377	0.00%
Originaton Date	0	377	0.00%
Loan Amount	0	377	0.00%
Interest Rate	0	377	0.00%
1st Pay Date	0	377	0.00%
Maturity Date	0	377	0.00%
Original Term	0	377	0.00%
Prepayment Penalty	0	377	0.00%
Prepayment Type	0	377	0.00%
Length of Prepayment Penalty	0	377	0.00%
Current Amount of Prepayment Penalty	0	377	0.00%
Monthly Payment	0	377	0.00%
Credit Score	0	377	0.00%
DSCR	1	377	0.27%
Loan Type	0	377	0.00%
Loan Purpose	1	377	0.27%
Appraisal Date	0	377	0.00%
Short Term Rental	0	377	0.00%
As-Is Property Value	0	377	0.00%
Foreign National	0	377	0.00%
Full Recourse	0	377	0.00%
Default Interest	0	377	0.00%
Cash to Borrower	0	377	0.00%
Qualifying Rent	1	377	0.27%
Monthly Taxes	163	377	43.24%
Total	166	377